UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-4062

GAM FUNDS, INC.

135 EAST 57TH STREET
NEW YORK, NY 10022
(Address of principal executive offices) (Zip code)

the corporation trust inc.
300 e. lombard street
baltimore, md 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-407-4600

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2005

Item 1. Schedules of Investments

GAM INTERNATIONAL EQUITY

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2005 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 90.3%
		AUSTRALIA -- 2.5%
262,000		ABC Learning Centres	1,253,544
188,500		AWB	736,200
339,000		Qantas Airways	873,159
			2,862,903
		AUSTRIA -- 0.5%
10,500		Erste Bank Der Oester	563,480
			563,480
		BELGIUM -- 0.8%
38,200		AGFA Gevaert	923,649
			923,649
		CHINA -- 0.3%
364,000		PetroChina-H	305,017
			305,017
		CZECH REPUBLIC -- 0.5%
3,899		Komercni Banka	570,566
			570,566
		FINLAND -- 0.9%
59,370		Nokia Oyj	998,066
			998,066
		FRANCE -- 6.6%
24,877		BNP Paribas	1,897,526
60,396		France Telecom	1,739,289
7,800		Gaz de France	261,686
7,200		Sanofi-Aventis	596,945
20,300		Suez	588,763
4,400		Total S.A.	1,205,033
21,900		Veolia Environnement	927,266
14,300		Vivendi Universal	468,377
			7,684,885
		GERMANY -- 10.2%
26,200		BASF	1,974,743
54,500	*	Bayerische Hypo-Vereinsbank	1,540,577
25,400		Bayerische Motoren Werke	1,196,452
26,101		Commerzbank	714,517
78,600		Deutsche Post	1,844,568
6,275		E.ON	578,372
17,100		Metro	844,873
9,500		Schering	602,613
32,300		Siemens	2,496,835
			11,793,550
		HONG KONG -- 1.2%
1,333,000		Far East Consortium	537,018
3,896,000	*	Sim Technology	828,728
			1,365,746
		IRELAND -- 1.0%
56,000		Allied Irish Banks	1,195,338
			1,195,338
		JAPAN -- 19.6%
35,700		Canon	1,931,774
36,100		Daito Trust Construction	1,583,767
128,200		Mitsubishi Corporation	2,534,916
134,000		Mitsubishi Estate	1,842,892
144		Mitsubishi Tokyo Financial Group	1,893,984
34,900		Murata Manufacturing	1,950,099
12,800		Rohm	1,112,945
31,600		Shin-Etsu Chemical	1,380,765
38,300		Sony	1,261,058
140,000		Sumitomo Corporation	1,480,514
201		Sumitomo Mitsui Financial Group	1,898,486
71,000		Sumitomo Realty and Development	1,054,173
60,000		Toppan Printing	633,976
46,300		Toyota Motor	2,125,259
			22,684,608
		KOREA REPUBLIC OF -- 1.1%
2,300		Samsung Electronics	1,297,266
			1,297,266
		MALAYSIA -- 0.3%
636,000		KLCC Property	366,177
			366,177
		NETHERLANDS -- 3.9%
54,300		Fortis Group	1,574,868
41,800		ING Groep	1,249,128
51,700		Royal Dutch Shell Group	1,712,689
			4,536,685
		NORWAY -- 0.6%
19,900		Orkla	756,417
			756,417
		SINGAPORE -- 2.1%
362,000		Hong Kong Land	1,136,680
110,000		Keppel	826,529
362,000		Singapore Telecommunication	524,731
			2,487,940
		SPAIN -- 1.1%
76,834		Telefonica	1,262,001
			1,262,001
		SWITZERLAND -- 4.5%
4,800		Nestle (Registered)	1,411,327
50,400		Novartis (Registered)	2,566,920
8,500		Roche Holding Genussscheine	1,185,648
			5,163,895
		TAIWAN -- 0.8%
598,953		Taiwan Semiconductor Manufacturing	961,992
			961,992
		UNITED KINGDOM -- 24.7%
118,136		Aviva	1,301,211
118,400		Barclays	1,200,418
68,200		BHP Billiton	1,105,365
147,200		BP	1,754,169
640,900		BT Group	2,520,334
223,250		Cable & Wireless	564,877
399,200		Friends Provident	1,320,864
76,238		GlaxoSmithKline	1,945,193
182,200		HSBC Holdings	2,956,268
551,900		Legal & General	1,108,364
69,700		Lloyds TSB Group	575,938
136,265		National Grid Transco	1,281,485
22,200		OTP Bank GDR	1,756,020
146,700		Prudential	1,335,493
622,000		Royal & Sun Alliance Insurance	1,067,550
174,272		Scottish Power	1,762,260
196,900		Tesco	1,078,282
1,183,900		Vodafone Group	3,089,819
85,100		WPP Group	868,823
			28,592,733
		UNITED STATES -- 7.1%
56,400	*	Check Point Software Technologies	1,371,648
54,900		Chunghwa Telecom ADR	1,016,199
26,500		Kookmin Bank ADR	1,570,125
37,600		Mobile Telesystems ADR	1,529,568
6,400		PetroChina ADR	533,568
48,079		Sony ADR	1,595,742
79,799		Taiwan Semiconductor Manufacturing ADR	655,948
			8,272,798
TOTAL EQUITIES (Cost $90,030,218)			104,645,712
PREFERRED SHARES -- 0.5%
		GERMANY -- 0.5%
800		Porsche Pfd	617,205
TOTAL PREFERRED SHARES (Cost $597,067)			617,205
TIME DEPOSITS -- 5.3%
		GRAND CAYMAN -- 5.3%
6,130,244		Wells Fargo (Grand Cayman)
		3.3% , 2005-10-03	6,130,244
TOTAL TIME DEPOSITS (Cost $6,130,244)			6,130,244
Total Investments (Cost $96,757,529) -- 96.1%			111,393,161
Other Assets Less Liabilities -- 3.9%			4,531,062
Total Net Assets -- 100.0%			115,924,223

Glossary:
ADR - American Depositary Receipt.
* Non-income producing security.

GAM ASIA-PACIFIC EQUITY

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2005 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 91.9%
		AUSTRALIA -- 13.5%
108,354		AWB	423,184
15,761		Babcock & Brown	255,378
35,000		BHP Billiton	595,199
22,000		Brambles Industries	148,977
900		Caltex Australia	14,115
44,000		Computershare	221,953
6,440		National Australia Bank	162,675
80,542		Promina Group	307,791
29,980		QBE Insurance Group	428,028
21,821		Rio Tinto	986,325
13,000		St. George Bank	277,112
21,382		Toll Holdings	227,157
17,000		Woodside Petroleum	467,752
			4,515,646
		CHINA -- 2.3%
747,500		CNOOC	539,645
288,000		PetroChina-H	241,332
			780,977
		HONG KONG -- 6.9%
27,000		Cheung Kong	304,914
18,000		Esprit	134,589
23,400		Hang Seng Bank	314,335
70,321		Hong Kong & China Gas	145,049
23,000		Hutchison Whampoa	238,096
129,720		Kerry Properties	332,789
29,000		Sun Hung Kai Properties	300,021
38,000		Swire Pacific A	350,022
77,000		Techtronics Industries	196,050
			2,315,865
		JAPAN -- 61.3%
22,100		AEON	444,790
5,250		Aiful	440,725
25,000		Ajinomoto	263,495
37,000		Asahi Glass	388,992
55,000		Asahi Kasei	301,011
9,300		Canon	503,235
7,900		Daito Trust Construction	346,586
46,000		Daiwa House Industry	602,992
3,500		Fanuc	283,621
100,000		Fujitsu	660,282
40,800		Hitachi Construction Machinery	781,533
76		Inpex	591,040
27,000		Isuzu Motors	99,625
63,000		Itochu	434,329
65,300		Mitsubishi Corporation	1,291,186
42,000		Mitsubishi Estate	577,623
159,000		Mitsubishi Heavy Industries	564,223
104		Mitsubishi Tokyo Financial Group	1,367,877
61,000		Mitsui Sumitomo Insurance	707,543
35		Mizuho Financial	223,066
12,150	*	Namco Bandai Holdings	202,706
181,000		Nippon Steel	680,637
1,590		Nippon Television Network	245,198
395		NTT DoCoMo	704,330
130,000	*	Sanyo Electric	321,314
105,000		Sekisui Chemical	749,835
28,000		Sekisui House	343,805
32,000		Sharp	464,386
19,200		Sony	632,175
124,000		Sumitomo Chemical	768,398
39,000		Sumitomo Corporation	412,429
145		Sumitomo Mitsui Financial Group	1,369,555
124,000		Taisei	511,171
13,000		Taiyo Yuden	143,444
39,000		TonenGeneral Sekiyu KK	454,429
26,900		Toyota Motor	1,234,762
21,200		Yamaha Motor	438,840
			20,551,188
		SINGAPORE -- 7.9%
213,000		Capitaland	395,705
233,000		Hong Kong Land	731,620
65,630		Jardine Strategic Holdings	669,426
61,000		Keppel	458,348
255,000		Singapore Exchange	380,192
			2,635,291
TOTAL EQUITIES (Cost $24,670,976)			30,798,969
PUT OPTIONS PURCHASED -- 0.2%
		Put Options -- 0.2%
66		Nikkei 225 Index (OSE) 13000 Puts December	84,186
TOTAL PUT OPTIONS PURCHASED (Cost $84,186)			84,186
TIME DEPOSITS -- 6.1%
		GRAND CAYMAN -- 6.1%
2,038,116		Wells Fargo (Grand Cayman)
		3.3% , 2005-10-03	2,038,116
TOTAL TIME DEPOSITS (Cost $2,038,116)			2,038,116
Total Investments (Cost $26,793,278) -- 98.2%			32,921,269
Other Assets Less Liabilities -- 1.8%			593,708
Total Net Assets -- 100.0%			33,514,977

	*	Non-income producing security.

GAM EUROPEAN EQUITY

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2005 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 96.9%
		BELGIUM -- 1.6%
16,400		AGFA Gevaert	396,540
4,270		Belgacom	145,265
1,780	*	Umicore-Strip VVPR	236
			542,041
		CZECH REPUBLIC -- 0.4%
155		Philip Morris CR a.s.	121,289
			121,289
		DENMARK -- 0.5%
3,530		TDC A/S	190,524
			190,524
		FRANCE -- 16.8%
13,930	*	Alcatel	186,132
311,245	*	Alstom	633,753
6,300		AXA	173,527
2,960		BNP Paribas	225,778
7,620		Bouygues	355,352
4,785	*	Cap Gemini	186,848
8,580		Credit Agricole	252,468
11,436		France Telecom	329,335
4,455		Lagardere Groupe	317,246
13,300		Metropole Television (M6)	336,982
10,395		PagesJaunes	284,564
835		PPR	87,908
7,000	*	Rue du Commerce	146,885
1,860		Sanofi-Aventis	154,211
13,150		Suez	381,391
3,255		Total S.A.	891,451
11,100		Veolia Environnement	469,984
12,940		Vivendi Universal	423,832
			5,837,647
		GERMANY -- 25.1%
11,900	*	Aareal Bank	391,777
2,670		Allianz (Registered)	361,722
6,400		Altana	359,508
20,050		Bayer	737,227
27,800	*	Bayerische Hypo-Vereinsbank	785,836
9,420		Bayerische Motoren Werke	443,723
5,480		Bilfinger Berger	294,744
26,400		Commerzbank	722,702
1,670		DaimlerChrysler	88,895
5,445		Deutsche Bank	510,997
6,975		Deutsche Post	163,688
13,845		Deutsche Postbank	759,852
16,890		Deutsche Telekom (Registered)	308,379
4,375		E.ON	403,247
3,445		Fresenius	479,429
24,175	*	Karstadt	328,272
2,315		Linde	171,136
1,805		MAN	92,903
4,455		Metro	220,112
6,905		MobilCom	159,464
6,070		Schering	385,038
2,920		Siemens	225,720
6,335		Software (Registered)	296,420
			8,690,791
		IRELAND -- 1.1%
159,400		Eircom	372,923
			372,923
		ITALY -- 4.2%
5,165		Assicurazioni Generali	163,442
28,950		ENI	862,682
18,230		RAS	416,386
			1,442,510
		NETHERLANDS -- 12.3%
6,875		ABN AMRO	165,238
30,435		Aegon	453,283
4,110		Akzo Nobel	179,771
12,015		Fortis Group	348,472
27,042		Getronics	331,983
9,300		ING Groep	277,916
11,315		Koninklijke Wessanen	193,491
42,500		KPN	382,346
37,430		Royal Dutch Shell Group	1,239,960
14,712		Telegraaf Holdings	359,274
4,815		Unilever	343,463
			4,275,197
		NORWAY -- 0.7%
2,080		Norsk Hydro	233,211
			233,211
		PORTUGAL -- 0.5%
18,445		Portugal Telecom	169,052
			169,052
		SPAIN -- 2.1%
11,535		Repsol YPF	375,031
22,000		Telefonica	361,351
			736,382
		SWEDEN -- 3.8%
20,700		Eniro	242,348
8,310		FoereningsSparbanken	201,569
50,000		LM Ericsson B	183,053
6,830	*	Modern Times	258,003
31,000		Skandia Forsakrings	162,018
18,710		Skanska AB	277,140
			1,324,131
		SWITZERLAND -- 5.2%
24,050	*	ABB	176,503
7,940	*	Clariant	114,572
13,540	*	Converium	137,081
4,194		Credit Suisse Group (Registered)	186,436
1,135		Nestle (Registered)	333,720
6,185		Novartis (Registered)	315,008
2,345		Roche Holding Genussscheine	327,099
3,420		Swiss Reinsurance (Registered)	225,524
			1,815,943
		UNITED KINGDOM -- 22.6%
23,525		Aviva	259,116
16,300		BG Group	155,166
12,690		BHP Billiton	205,676
114,900		BP	1,369,253
459,760		BT Group	1,808,002
120,365		Cable & Wireless	304,553
15,875		Compass Group	57,934
28,370		Daily Mail & General Trust A	331,306
95,435		Friends Provident	315,773
38,225		GlaxoSmithKline	975,301
343,930		Legal & General	690,704
18,685		Lloyds TSB Group	154,396
46,745		O2	130,476
6,545		Pearson	76,317
36,000		Prudential	327,728
190,330		Vodafone Group	496,736
291,980		Woolworths	173,071
			7,831,508
TOTAL EQUITIES (Cost $28,290,268)			33,583,149
PREFERRED SHARES -- 1.6%
		GERMANY -- 1.6%
1,220		Henkel KGaA Pfd	111,330
555		Porsche Pfd	428,186
TOTAL PREFERRED SHARES (Cost $469,780)			539,516
EQUITY RIGHTS -- 0.1%
		IRELAND -- 0.1%
66,416	*	Eircom NP Rts 2005-10-07	47,456
TOTAL EQUITY RIGHTS (Cost $37,258)			47,456
TIME DEPOSITS -- 1.7%
		GRAND CAYMAN -- 1.7%
604,661		Citibank (Grand Cayman)
		3.3% , 2005-10-03	604,661
TOTAL TIME DEPOSITS (Cost $604,661)			604,661
Total Investments (Cost $21,401,967) -- 100.3%			34,774,782
Liabilities in Excess of Other Assets -- (0.3%)			(103,419)
Total Net Assets -- 100.0%			34,671,363

	*	Non-income producing security.

GAM AMERICAN FOCUS EQUITY

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2005 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES - 99.7%
		BANKS - 5.6%
23,700		Bank of America	997,770
10,900		Freddie Mac	615,414
17,900		Wells Fargo	1,048,403
			2,661,587
		CAPITAL GOODS - 2.2%
12,400		Illinois Tool Works	1,020,892
			1,020,892
		DIVERSIFIED FINANCIALS - 3.6%
37,600		Citigroup	1,711,552
			1,711,552
		FOOD & STAPLES RETAILING - 2.7%
28,900		Wal-Mart Stores	1,266,398
			1,266,398
		FOOD, BEVERAGE & TOBACCO - 13.4%
26,000		Anheuser-Busch Companies	1,119,040
40,800		Coca-Cola	1,762,152
19,500		General Mills	939,900
22,200		PepsiCo	1,258,962
17,400		Wm Wrigley Jr.	1,250,712
			6,330,766
		HEALTH CARE EQUIPMENT & SERVICES - 2.5%
22,400		Medtronic	1,201,088
			1,201,088
		HOUSEHOLD & PERSONAL PRODUCTS - 4.9%
26,700		Colgate-Palmolive	1,409,493
15,500		Kimberly-Clark	922,715
			2,332,208
		MATERIALS - 17.3%
19,600		AngloGold ADR	831,824
33,200		Barrick Gold	964,460
35,000		Du Pont de Nemours	1,370,950
16,700		Freeport-McMoRan Copper & Gold B	811,453
32,500		Goldcorp	651,300
50,700		MeadWestvaco	1,400,334
22,500		Newmont Mining	1,061,325
16,300		Weyerhaeuser	1,120,625
			8,212,271
		MEDIA - 5.9%
37,400		Dow Jones & Company	1,428,306
41,000		Tribune	1,389,490
			2,817,796
	PHARMACEUTICALS & BIOTECHNOLOGY - 16.5%
55,800		Bristol-Myers Squibb	1,342,548
30,900		Eli Lilly	1,653,768
23,000		Johnson & Johnson	1,455,440
65,100		Merck	1,771,371
64,600		Pfizer	1,613,062
			7,836,189
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
28,600		Linear Technology	1,075,074
145,899		Taiwan Semiconductor Manufacturing ADR	1,199,290
			2,274,364
		SOFTWARE & SERVICES - 3.3%
35,700		SAP ADR	1,546,881
			1,546,881
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,097		Symbol Technologies	10,619
			10,619
		TELECOMMUNICATION SERVICES - 9.6%
54,500		SBC Communications	1,306,365
47,300		Verizon Communications	1,546,237
64,900		Vodafone Group ADR	1,685,453
			4,538,055
		TRANSPORTATION - 3.4%
23,200		United Parcel Service	1,603,816
			1,603,816
		UTILITIES - 4.0%
28,700		Duke Energy	837,179
23,900		Progress Energy	1,069,525
			1,906,704
Total Equities (Cost $48,423,727)			47,271,186
TIME DEPOSITS - 1.8%
		GRAND CAYMAN - 1.8%
843,923		Wells Fargo (Grand Cayman)
		3.3% , 2005-10-03	843,923
Total Time Deposits (Cost $843,923)			843,923
Total Investments (Cost $49,267,650) - 101.5%			48,115,109
Liabilities in Excess of Other Assets -(1.5%)			(724,789)
Total Net Assets - 100.0%			47,390,320

Glossary:
ADR - American Depositary Receipt.

GAMERICA

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2005 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 102.3%
		AUTOMOBILES & COMPONENTS - 7.3%
137,800	*	Keystone Automotive Industries	3,970,018
5,312	*	LKQ	160,422
			4,130,440
		BANKS - 2.5%
55,000		North Fork Bancorporation	1,402,500
			1,402,500
		CAPITAL GOODS - 5.9%
40,000	*	Gerber Scientific	313,600
374,060	*	Power-One	2,072,292
40,000	*	Trex	960,000
			3,345,892
		COMMERCIAL SERVICES & SUPPLIES - 2.5%
43,000	*	Education Management	1,386,320
			1,386,320
		DIVERSIFIED FINANCIALS - 6.1%
30,000		Bear Stearns Companies	3,292,500
5,000	*	Refco	141,350
			3,433,850
		ENERGY - 12.3%
66,000		Burlington Resources	5,367,120
62,537		Williams Companies	1,566,552
			6,933,672
		FOOD, BEVERAGE & TOBACCO - 2.3%
50,000		Delta & Pine Land	1,320,500
			1,320,500
		HEALTH CARE EQUIPMENT & SERVICES - 2.7%
7,208		Alcon	921,759
797,759	*	Inflazyme Pharmaceuticals	85,888
7,800	*	Sierra Health Services	537,186
			1,544,833
		INSURANCE - 15.0%
38,000		Chubb	3,402,900
41,500		Infinity Property & Casualty	1,456,235
122,500		Scottish Re Group	2,920,400
10,000		XL Capital A	680,300
			8,459,835
		MEDIA - 0.2%
40,000	*	Edgar Online	95,600
			95,600
		PHARMACEUTICALS & BIOTECHNOLOGY - 11.4%
68,000		Merck	1,850,280
267,825	*	Neopharm	3,321,030
27,200		Wyeth	1,258,544
			6,429,854
		RETAILING - 24.3%
54,000		Best Buy	2,350,620
107,632	*	Conn's	2,983,559
123,000		Dollar General	2,255,820
185,077		Fred's A	2,315,314
115,000		United Auto Group	3,799,600
			13,704,913
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
20,000	*	Advanced Power Technology	173,000
25,000	*	AMIS Holdings	296,500
			469,500
		SOFTWARE & SERVICES - 2.9%
383,000	* + #	Clarent	0
10,000	*	Knova Software	32,400
50,000	*	Retalix	1,206,500
40,000	*	TRX	364,000
			1,602,900
		TRANSPORTATION - 6.1%
50,000	*	Universal Truckload Services	929,000
100,000	*	USA Truck	2,530,000
			3,459,000
Total Equities (Cost $37,798,254)			57,719,609
Partnership Interest - 0.0%
		TELECOMMUNICATION SERVICES - 0.0%
408	* + #	Globalstar Base Creditor	2,960
396	* + #	Globalstar Series A	2,095
49	* + #	Globalstar Total Release	355
Total Partnership Interest (Cost $5,410)			5,410
Total Investments (Cost $37,803,664) - 102.3%			57,725,019
Liabilities in Excess of Other Assets - (2.3%)			(1,301,589)
Total Net Assets - 100.0%			56,423,430

	*	Non-income producing security.
	+	Illiquid security
	#	Fair valued security

GAM GABELLI LONG/SHORT

STATEMENT OF INVESTMENTS AS AT 30TH SEPTEMBER, 2005 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
BONDS -- 0.1%
		MEDIA -- 0.1%
30,000		Adelphia 10.25% , 2011-06-15	22,800
			22,800
		TELECOMMUNICATION SERVICES -- 0.0%
1,900	+ #	Nextwave Wireless 0% 4/13/55	1,900
			1,900
Total Bonds (Cost $34,393)			24,700
EQUITIES -- 119.2%
		AUTOMOBILES & COMPONENTS -- 2.0%
3,500	^	BorgWarner	197,610
45,000	^	Dana	423,450
10,000	*	Fleetwood Enterprises	123,000
1,500	*	TBC	51,735
			795,795
		BANKS -- 1.6%
2,500		Commerical Federal	85,350
2,500		Hibernia A	75,100
20,000		New York Community Bancorp	328,000
3,000	^	PNC Financial Services	174,060
			662,510
		CAPITAL GOODS -- 11.1%
1,000		BPB Industries	13,023
27,300	*	Cavalier Homes	180,453
30,000	*	Champion Enterprises	443,400
12,000		CNH Global	236,400
5,000		Coachmen Industries	57,450
12,000	^	Cooper Industries	829,680
1,000		Engineered Support Systems	41,040
7,000	*	Fairchild Corporation	16,240
8,000	*	Flowserve	290,800
3,000	*	Gerber Scientific	23,520
16,000	^	Honeywell International	600,000
5,000		ITT Industries	568,000
2,000		Kaman A	40,900
3,000		Nobility Homes	78,300
8,600		Precision Castparts	456,660
5,600		Roper Industries	220,024
10,000	*	Thomas & Betts	344,100
2,000		Watts Water Technologies A 0.35% , 1900-01-00	57,700
500		York International	28,035
			4,525,725
		COMMERCIAL SERVICES & SUPPLIES -- 5.9%
2,000	*	Imagistics	83,700
10,000	^	Sensient Technologies	189,500
75,000	^	Waste Management	2,145,750
			2,418,950
		CONSUMER DURABLES & APPAREL -- 1.4%
1,500		Aaron Rents A	29,550
4,000		Action Performance	50,000
4,000		Fedders	8,560
1,000		Maytag	18,260
6,000	*	Palm Harbor Homes	116,580
2,000		Reebok	113,140
6,000		Skyline	243,840
			579,930
		CONSUMER SERVICES -- 1.6%
3,000	*	Argosy Gaming Company	140,970
7,200	*	Aztar	221,832
5,500	*	Kerzner International	305,525
			668,327
		DIVERSIFIED FINANCIALS -- 3.9%
18,000	^	American Express	1,033,920
8,999	^ *	Discovery Holding A	129,946
18,000	*	E-LOAN	75,420
3,400		Instinet Group	16,898
2,000		MBNA	49,280
5,000		Mellon Financial	159,850
2,000	*	Providian Financial	35,360
5,000		SWS Group	82,000
			1,582,674
		ENERGY -- 5.0%
3,515		ChevronTexaco	227,526
60,000		El Paso	834,000
3,000	^	ExxonMobil	190,620
2,100		PetroKazakhstan A	114,303
1,000		Royal Dutch Shell ADR A	65,640
6,500	*	Spinnaker Exploration	420,485
1,000		Terasen	30,688
2,000	*	Tipperary	14,740
2,000	*	Transocean	122,620
1,000		Vault Energy Trust	11,825
			2,032,447
		FOOD & STAPLES RETAILING -- 2.4%
8,000		Albertson's	205,200
1,700		Brown-Forman	104,975
8,200		Dreyer's Grand Ice Cream	673,138
			983,313
		FOOD, BEVERAGE & TOBACCO -- 10.8%
68,000	^	Archer-Daniels-Midland	1,676,880
2,000		Campbell Soup	59,500
15,000	^	Coca-Cola	647,850
5,000		Diageo ADR	290,050
4,500		Flowers Foods	122,760
2,636		Fomento Economico Mexicano	184,309
10,000		General Mills	482,000
4,700	*	Genesee	7,990
10,000	*	Hain Celestial Group	194,000
10,000		HJ Heinz	365,400
1,732		Pernod Ricard ADR	76,688
25,000		Swedish Match	299,159
			4,406,586
		HEALTH CARE EQUIPMENT & SERVICES -- 8.0%
35,000		Baxter International	1,395,450
32,000	*	Beverly Enterprises	392,000
14,000		BioLase Technology	99,820
4,000	*	Edwards Lifesciences	177,640
1,300		Guidant	89,557
2,000	*	Henry Schein	85,240
1,000	*	ID Biomedical	30,007
1,000	*	IDX Systems	43,180
2,000		IMS Health	50,340
2,500	*	Inamed	189,200
1,000	*	LabOne	43,500
1,000	*	Occupational Health & Rehab	9,750
5,000	*	Patterson Companies	200,150
5,000	*	Priority Healthcare	139,300
2,000	*	Renal Care Group	94,640
5,000	*	Water Pik Technologies	101,500
1,500	*	Zimmer Holdings	103,335
			3,244,609
		HOUSEHOLD & PERSONAL PRODUCTS -- 0.7%
2,000		Avon Products	54,000
2,050	^	Procter & Gamble	121,893
2,000		The Gillette Company	116,400
			292,293
		INSURANCE -- 2.7%
6,000	^	American International Group	371,760
500	*	CCC Information Services	13,065
15,000	^	Liberty	703,350
			1,088,175
		MATERIALS -- 0.6%
2,000	*	Dynatec	2,722
1,000		Ferro	18,320
6,000	*	Material Sciences	90,420
2,000		Newmont Mining	94,340
1,000	*	Sealed Air Corporation	47,460
			253,262
		MEDIA -- 30.2%
8,000	*	AT&T Comcast	235,040
46,000	^ *	Cablevision Systems	1,410,820
30,000	*	Crown Media	328,500
18,000	*	DIRECTV	269,640
7,000		Dow Jones & Company	267,330
8,000		EchoStar Communications A	236,560
12,100	*	Fisher Communications	563,376
142,600	*	Gemstar-TV Guide International	422,096
35,000	^	Gray Television	370,650
20,014	^ *	Liberty Global A	541,979
20,014	*	Liberty Global C	515,360
90,000	^ *	Liberty Media A	724,500
8,000	*	Lin TV A	111,600
2,000		Media General A	116,020
93,000	^	News Corporation A	1,449,870
10,000	*	PRIMEDIA	40,900
35,000		Sinclair Broadcast Group	310,450
67,500	^	Time Warner	1,222,425
22,000	^	Tribune	745,580
13,000		Viacom	431,860
7,000		Viacom B	231,070
36,000	^	Vivendi Universal ADR	1,178,280
20,000	^	Walt Disney	482,600
22,000	^ *	Young Broadcasting A	76,780
			12,283,286
		PHARMACEUTICALS & BIOTECHNOLOGY -- 6.4%
35,000		Abbott Laboratories	1,484,000
3,000	*	BioSource International	37,770
500	*	Chiron	21,810
5,000	^	Eli Lilly	267,600
1,000	*	Eyetech Pharmaceutical	17,960
1,000	*	IVAX	26,360
30,000	^	Pfizer	749,100
			2,604,600
		REAL ESTATE -- 0.5%
1,500		Gables Residential Trust	65,475
20,000	*	Southern Energy Homes	141,000
			206,475
		RETAILING -- 3.2%
10,000	*	CSK Auto	148,800
1,000	*	Electronics Boutique Holdings	62,840
1,000	*	Expedia	19,810
16,000	^	Genuine Parts	686,400
7,000	*	IAC/InterAcitveCorp	177,450
4,000	*	Maxtor	17,600
2,000		Neiman-Marcus Group B	199,660
			1,312,560
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
8,000	*	Monolithic System Technology	43,760
32,000	^	Texas Instruments	1,084,800
10,000	*	Ultratech	155,900
			1,284,460
		SOFTWARE & SERVICES -- 4.6%
24,000	*	CACI International Class A	1,454,400
15,100	*	Intermix Media	180,596
3,000	*	PalmSource	54,150
3,000	*	Peregrine Systems	75,780
10,100		Siebel Systems	104,333
			1,869,259
		TECHNOLOGY HARDWARE & EQUIPMENT -- 1.9%
21,428	*	ADC Telecommunications	489,844
12,000	^	Motorola	265,080
6,800	*	Plumtree Software	37,128
331		Symbol Technologies	3,204
			795,256
		TELECOMMUNICATION SERVICES -- 7.2%
10,000		AT&T	198,000
20,000	*	Cincinnati Bell	88,200
10,000		Citizens Communications	135,500
3,000		MCI	76,110
3,075	*	Price Communications	50,584
60,000	^ *	Qwest Communications International	246,000
13,400		SBC Communications	321,198
35,000	^	Sprint	832,300
3,500	^	Telephone & Data Systems	136,500
4,500	^	Telephone & Data Systems Special	168,975
12,000	*	US Cellular	641,040
6,000	*	Versatel Telecom International	15,919
			2,910,326
		TRANSPORTATION -- 0.1%
2,200		CP Ships	46,926
			46,926
		UTILITIES -- 4.2%
15,000	*	Allegheny Energy	460,800
1,000	*	Baycorp Holdings	13,700
14,000		DPL	389,200
10,000	^ *	El Paso Electric	208,500
15,000		Veolia Environnement ADR	636,900
			1,709,100
Total Equities (Cost $41,697,104)			48,556,844

TIME DEPOSITS -- 0.7%
		GRAND CAYMAN -- 0.7%
268,462		HSBC Bank (Grand Cayman)
		3.3% , 2005-10-03	268,462
Total Time Deposits (Cost $268,462)			268,462
Total Investments (Cost $41,999,959) -- 120.0%			48,850,006
SECURITIES SOLD SHORT -- (45.1%)
		AUTOMOBILES & COMPONENTS -- (9.5%)
(96,000)		Ford Motor	(946,560)
(35,000)		Harley Davidson	(1,695,400)
(25,000)		Polaris Industries	(1,238,750)
			(3,880,710)
		BANKS -- (0.2%)
(1,000)		Bank of America	(42,100)
(810)		Washington Mutual	(31,768)
			(73,868)
		CAPITAL GOODS -- (1.7%)
(20,000)		Briggs & Stratton	(691,800)
			(691,800)
		CONSUMER DURABLES & APPAREL -- (8.9%)
(1,500)		Aaron Rents	(31,725)
(25,000)		Black & Decker	(2,052,250)
(4,000)		Ethan Allen Interiors	(125,400)
(16,000)		La-Z-Boy	(211,040)
(45,000)	*	Zale	(1,223,100)
			(3,643,515)
		CONSUMER SERVICES -- (6.1%)
(10,000)		Carnival	(499,800)
(30,000)	*	Cheesecake Factory	(937,200)
(25,000)		McDonald's	(837,250)
(4,000)	*	Starbucks	(200,400)
			(2,474,650)
		DIVERSIFIED FINANCIALS -- (6.5%)
(514)		Capital One Financial	(40,873)
(18,000)	*	iShares S&P SmallCap 600 Index	(1,039,680)
(7,000)	*	Midcap SPDR Trust S&P 400	(916,440)
(8,000)	*	Morningstar	(256,000)
(10,000)	*	Nasdaq 100 Index Tracking Stock	(394,600)
			(2,647,593)
		ENERGY -- (0.2%)
(116)		Kinder Morgan	(11,155)
(999)		Royal Dutch Shell ADR B	(68,801)
			(79,956)
		MEDIA -- 0.0%
(204)		VNU	(6,434)
			(6,434)
		PHARMACEUTICALS & BIOTECHNOLOGY -- (0.1%)
(400)		Johnson & Johnson	(25,312)
			(25,312)
		RETAILING -- (9.4%)
(790)	*	GameStop A	(24,861)
(30,000)		Home Depot	(1,144,200)
(20,000)	*	Kohls	(1,003,600)
(500)		Neiman-Marcus Group A	(49,975)
(40,000)		Tiffany & Company	(1,590,800)
			(3,813,436)
		TECHNOLOGY HARDWARE & EQUIPMENT -- (0.7%)
(4,000)	*	Research In Motion	(273,600)
			(273,600)
		TELECOMMUNICATION SERVICES -- (0.0%)
(400)		Verizon Communications	(13,076)
			(13,076)
		UTILITIES -- (1.8%)
(20,000)		The Toro Company	(735,200)
			(735,200)
Total Securities Sold Short
(Proceeds -$18,023,087)-- (45.1%)			(18,359,150)
Other Assets Less Liabilities -- 25.1%			10,237,791
Total Net Assets -- 100.0%			40,728,647

	ADR	American Depositary Receipt
	+	Illiquid security
	#	Fair valued security
	^	Part or all of the security segregated as collateral for securities sold short
	*	Non-income producing security

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GAM FUNDS, INC.

By: /s/ Andrew Hanges
Andrew Hanges
Director and President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Andrew Hanges
Andrew Hanges
Director and President

Date: November 28, 2005

By: /s/ Joseph Cheung
Joseph Cheung
Treasurer

Date: November 28, 2005